INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2022
Inventories [Abstract]
Disclosure of Detailed Information About Inventories	Inventories consist of the following:

	September 30, 2022	December 31, 2021
	$	$
Raw materials	143,940,512	97,094,671
Work in process	12,470,832	14,122,704
Finished goods	7,677,745	4,761,604
	164,089,089	115,978,979